Fee and Commission Income and Expense - Services Rendered by the Bank and Its Subsidiaries and Correspond (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fees and income from services [abstract]
Fees and commissions from lines of credits and overdrafts	$ 3,814	$ 2,571	$ 1,990
Fees and commissions from guarantees and letters of credit	24,134	19,261	20,043
Fees and commissions from card services	85,082	70,292	58,359
Fees and commissions from accounts management	13,157	12,132	12,438
Fees and commissions from collections and payments	42,187	25,435	24,419
Fees and commissions from brokerage and securities management	3,534	9,407	9,365
Fees and commissions from asset management	13,776	21,944	23,086
Compensation for insurance brokerage	43,149	35,783	30,097
Investment banking and advisory fees	9,577	9,250	7,471
Fees and commissions from student loans ceded	5,509	5,649	5,639
Commissions on loan transactions	850	668	742
Commissions for mortgage loans	131	81	39
Other fees from services rendered	4,276	8,780	6,838
Other commissions earned	13,964	5,556	3,852
Totals	$ 263,140	$ 226,809	$ 204,378